Segment Information - Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 273,426	$ 267,927	$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 1,070,938	$ 973,701	$ 878,159
Amortization of intangibles									26,933	27,427	27,631
Income from operations	27,944	25,355	16,061	26,104	22,782	18,293	25,535	20,226	95,464	86,836	68,663
Operating Segments [Member] | Full Service Center-based Care [Member]
Segment Reporting Information [Line Items]
Revenue									922,214	844,595	769,235
Amortization of intangibles									25,906	25,178	25,324
Income from operations									60,154	58,950	46,770
Operating Segments [Member] | Back-up Dependent Care [Member]
Segment Reporting Information [Line Items]
Revenue									130,082	114,502	99,086
Amortization of intangibles									725	1,947	2,057
Income from operations									33,863	28,669	21,141
Operating Segments [Member] | Other Educational Advisory Services [Member]
Segment Reporting Information [Line Items]
Revenue									18,642	14,604	9,838
Amortization of intangibles									302	302	250
Income from operations									$ 1,447	$ (783)	$ 752